united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 6/30

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

HCM Defender 100 Index ETF

QQH

HCM Defender 500 Index ETF

LGH

Annual Report

June 30, 2021

1-770-642-4902

www.howardcmetfs.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Annual Report

We are pleased to present you with the HCM Defender 100 Index ETF and HCM Defender 500 Index ETF Annual Report for the year ended June 30, 2021.

The fiscal year featured a world pandemic, vaccine roll outs, reopening of economies, and attempts to return to pre-pandemic lifestyles. The second quarter of 2021 witnessed a major turnaround in the employment numbers as May saw national unemployment levels drop to 5.8% and June added another 850,000 jobs. Small businesses have struggled to fill jobs as many of the previously laid off workers moved to other sectors. With unemployment benefits owing to the pandemic set to expire in September, many will likely be looking for work at that time. Furthermore, worries over the emerging “Delta” variant of COVID-19 are still looming large, even as the vaccination drive gathers steam. While the country grapples with the expectation of returning to normalcy with reopening of businesses as well as public spaces becoming fully accessible again, this overall cautious optimism needs to be sustained to achieve the envisioned progress.

Supply chain issues continue to put pressure on prices with no end in sight; supply simply can not keep up with demand. This demand is being supported by fiscal stimulus announced by the Biden administration and the continued purchase of $120 billion of Treasury and mortgage securities a month. We have observed a massive increase in the M2 money supply that is approximately 32% higher than pre-COVID levels. We believe the huge increase in the money supply will drive inflation over the long term. We are somewhat concerned that inflation and inflation expectations are running above the Fed’s long-term target of 2%, but we have not hit maximum employment yet. We think the Fed should not be overly concerned with a low-2s inflation expectation-reading for a quarter or two.

Expansionary monetary policy may drive inflation over the long term but the near-term consumer spending and available cash for investments can jump start the economy and push the markets higher. We have continuously discussed and analyzed the cash buildup for retail and institutional investors alike. Bullish retail investors poured nearly $28 billion in the stock market in June 2021, the largest monthly inflow since 2014. Additionally, nearly 20 million new retail brokerage accounts have been added in the past year and a half. We believe the substantial cash buildup coupled with the millions of new investors entering the market can easily continue to set new highs. Everyone knows we love new highs. The only way a stock, bond, commodity, or an index can double in value is to hit new highs the whole way up.

One year performance (NAV), as of 6/30/2021, for our ETFs is as follows: HCM Defender 100 Index ETF: 58.62%; HCM Defender 500 Index ETF: 59.23%. The HCM BuyLine®, our proprietary quantitative model that helps us determine when and how much to be invested in the equity market, has remained positive since mid-April 2020. We have maintained a bullish outlook on technology and growth stocks through their consolidation in the beginning of the 2021 calendar year. The technology sector has picked up momentum recently which is panning out very well for us. We see this continuing into the third and fourth quarter of the year. As we look beyond the reporting period, we remain cautiously optimistic. We see the markets, along with the economy, continuing the recovery we are experiencing now. The HCM BuyLine® will be our compass and we are confident it will lead us in the right direction.

Thank you for being a shareholder of the HCM Defender 100 Index ETF and HCM Defender 500 Index ETF.

Sincerely,

Vance Howard

1145 Hembree Road, Roswell, GA 30076 | www.howardcm.com | P: 770-642-4902 | F: 770-642-4906

HCM Defender 100 Index ETF

PORTFOLIO REVIEW (Unaudited)

June 30, 2021

The Fund’s performance figures* for the period ended June 30, 2021, compared to its benchmarks:

		Annualized
		Since Inception** -
	One Year	June 30, 2021
HCM Defender 100 Index ETF - NAV	58.62%	45.97%
HCM Defender 100 Index ETF - Market Price	58.58%	46.06%
HCM Defender 100 Index***	44.77%	41.29%
Nasdaq 100 Total Return Index ****	44.36%	45.95%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.howardcmetfs.com or by calling 1-770-642-4902. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. The Fund’s total annual operating expenses are 1.14% per the November 1, 2020 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Inception date is October 9, 2019.

***	The HCM Defender 100 Index is comprised of securities in the Solactive US Technology 100 Index (“Tech Equity Sub-Index”), which are the largest and most liquid companies classified in the technology sector as defined by the TRBC Sector Classification, securities in the Solactive 1-3 month US TBill Index (“Treasury Sub-Index”), which are U.S. dollar denominated T-Bills with a time to maturity of 1 to 3 months, or a combination of both. The HCM Defender 100 Index alternates exposure among a full position of securities in the Tech Equity Sub-Index, a full position of securities in the Treasury Sub-Index, or a 50/50 position of securities in the Tech Equity Sub-Index/Treasury Sub-Index. Investors cannot invest directly in an index.

****	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. Investors cannot invest directly in an index.

HCM Defender 100 Index ETF

PORTFOLIO REVIEW (Unaudited)(Continued)

June 30, 2021

Comparison of the Change in Value of a $10,000 Investment

HCM Defender 100 Index ETF

PORTFOLIO REVIEW (Unaudited)(Continued)

June 30, 2021

The Fund’s holdings by industry sector and investment type as of June 30, 2021 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity - Large Cap Blend	21.8%
Common Stocks
Software	13.9%
Semiconductors	12.6%
Internet Media & Services	11.6%
Technology Hardware	9.8%
E-Commerce Discretionary	6.5%
Technology Services	3.7%
Automotive	3.3%
Biotechnology & Pharmaceutical	3.1%
Cable & Satellite	2.7%
Medical Equipment & Devices	1.9%
Beverages	1.7%
Retail - Consumer Staples	1.5%
Leisure Facilities & Services	1.0%
Retail - Discretionary	0.8%
Electric Utilities	0.7%
Entertainment Content	0.7%
Food	0.7%
Transportation & Logistics	0.6%
Telecommunications	0.3%
Commercial Support Services	0.2%
Industrial Support Services	0.2%
Transportation Equipment	0.2%
Wholesale - Discretionary	0.2%
Advertising & Marketing	0.1%
Leisure Products	0.1%
Other Assets Less Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM Defender 500 Index ETF

PORTFOLIO REVIEW (Unaudited)

June 30, 2021

The Fund’s performance figures* for the period ended June 30, 2021, compared to its benchmark:

		Annualized
		Since Inception** -
	One Year	June 30, 2021
HCM Defender 500 Index ETF - NAV	59.23%	31.52%
HCM Defender 500 Index ETF - Market Price	59.62%	31.62%
HCM Defender 500 Index***	42.10%	26.50%
S&P 500 Total Return Index ****	40.79%	27.29%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.howardcmetfs.com or by calling 1-770-642-4902. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. The Fund’s total annual operating expenses are 1.23% per the November 1, 2020 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Inception date is October 9, 2019.

***	The HCM Defender 500 Index is comprised of securities in the Solactive US Large Cap Index(“Large Cap Equity Sub - Index”), which are common stocks issued by 500 large - capitalization companies traded on American stock exchanges, securities in the Solactive 1 - 3 month US T - Bill Index (“Treasury Sub - Index”), which are U.S. dollar denominated T - Bills with a time to maturity of 1 to 3 months, or a combination of both. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

HCM Defender 500 Index ETF

PORTFOLIO REVIEW (Unaudited)(Continued)

June 30, 2021

Comparison of the Change in Value of a $10,000 Investment

HCM Defender 500 Index ETF

PORTFOLIO REVIEW (Unaudited)(Continued)

June 30, 2021

The Fund’s holdings by industry sector and investment type as of June 30, 2021 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity - Large Cap Blend	20.3%
Common Stocks
Software	8.7%
Internet Media & Services	7.1%
Technology Hardware	6.3%
Technology Services	5.1%
Biotechnology & Pharmaceutical	4.6%
Semiconductors	4.5%
E-Commerce Discretionary	4.3%
Banking	3.3%
Medical Equipment & Devices	3.3%
Health Care Facilities & Services	2.1%
Insurance	1.9%
Electric Utilities	1.8%
Oil & Gas Producers	1.8%
Retail - Discretionary	1.8%
Automotive	1.7%
Real Estate Investment Trusts	1.6%
Retail - Consumer Staples	1.5%
Diversified Industrials	1.3%
Household Products	1.3%
Aerospace & Defense	1.2%
Beverages	1.2%
Telecommunications	1.2%
Transportation & Logistics	1.2%
Leisure Facilities & Services	1.1%
Cable & Satellite	1.0%
Entertainment Content	1.0%
Institutional Financial Services	1.0%
Electrical Equipment	0.9%
Chemicals	0.8%
Asset Management	0.7%
Machinery	0.7%
Food	0.6%
Tobacco & Cannabis	0.6%
Apparel & Textile Products	0.5%
Specialty Finance	0.4%
Commercial Support Services	0.3%
Wholesale - Consumer Staples	0.2%
Containers & Packaging	0.1%
Gas & Water Utilities	0.1%
Home Construction	0.1%
Industrial Support Services	0.1%
Metals & Mining	0.1%
Oil & Gas Services & Equipment	0.1%
Transportation Equipment	0.1%
Wholesale - Discretionary	0.1%
Other Assets Less Liabilities	0.3%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS
June 30, 2021

Shares		Fair Value
	COMMON STOCKS - 78.1%
	ADVERTISING & MARKETING - 0.1%
4,120	The Trade Desk, Inc. *	$318,723

	AUTOMOTIVE - 3.3%
10,127	Tesla, Inc. *	6,883,322

	BEVERAGES - 1.7%
7,379	Keurig Dr Pepper, Inc.	260,036
5,036	Monster Beverage Corporation *	460,039
18,455	PepsiCo, Inc.	2,734,477
		3,454,552
	BIOTECHNOLOGY & PHARMACEUTICALS - 3.1%
2,961	Alexion Pharmaceuticals, Inc. *	543,965
7,677	Amgen, Inc.	1,871,269
2,237	Biogen, Inc. *	774,606
17,000	Gilead Sciences, Inc.	1,170,620
2,451	Moderna, Inc. *	575,936
1,026	Regeneron Pharmaceuticals, Inc. *	573,062
1,507	Seagen, Inc. *	237,925
3,360	Vertex Pharmaceuticals, Inc. *	677,477
		6,424,860
	CABLE & SATELLITE - 2.7%
2,275	Charter Communications, Inc.*	1,641,299
60,645	Comcast Corporation	3,457,978
1,958	Liberty Broadband Corporation *	340,026
14,620	Sirius XM Holdings, Inc.	95,615
		5,534,918
	COMMERCIAL SUPPORT SERVICES - 0.2%
1,162	Cintas Corporation	443,884

	E-COMMERCE DISCRETIONARY - 6.5%
3,444	Amazon.com, Inc.*	11,847,911
10,060	eBay, Inc.	706,313
596	MercadoLibre, Inc. *	928,443
		13,482,667
	ELECTRIC UTILITIES - 0.7%
4,111	American Electric Power Company, Inc.	347,749
12,864	Exelon Corporation	570,004
6,905	Xcel Energy, Inc.	454,901
		1,372,654
	ENTERTAINMENT CONTENT - 0.7%
9,897	Activision Blizzard, Inc.	944,570
3,730	Electronic Arts, Inc.	536,486
		1,481,056
	FOOD - 0.7%
18,785	Mondelez International, Inc.	1,172,935
8,571	The Kraft Heinz Company	349,525
		1,522,460

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021

Shares		Fair Value
	INDUSTRIAL SUPPORT SERVICES - 0.2%
7,508	Fastenal Company	$390,416

	INTERNET MEDIA & SERVICES - 11.6%
1,952	Alphabet, Inc. - Class A *	4,766,374
1,950	Alphabet, Inc. - Class C *	4,887,324
543	Booking Holdings, Inc. *	1,188,133
25,735	Facebook, Inc. *	8,948,317
2,009	Match Group, Inc. *	323,951
5,756	Netflix, Inc. *	3,040,377
1,001	Roku, Inc. *	459,709
7,009	Trip.com Group Limited. * - ADR	248,539
1,345	VeriSign, Inc. *	306,243
		24,168,967
	LEISURE FACILITIES & SERVICES - 1.0%
3,421	Marriott International, Inc. *	467,035
15,466	Starbucks Corporation	1,729,253
		2,196,288
	LEISURE PRODUCTS - 0.1%
2,587	Peloton Interactive, Inc. *	320,840

	MEDICAL EQUIPMENT & DEVICES - 1.9%
943	Align Technology, Inc. *	576,173
1,156	DexCom, Inc. *	493,612
1,082	IDEXX Laboratories, Inc. *	683,337
1,938	Illumina, Inc. *	917,081
1,486	Intuitive Surgical, Inc. *	1,366,585
		4,036,788
	RETAIL - CONSUMER STAPLES - 1.5%
5,750	Costco Wholesale Corporation	2,275,103
3,151	Dollar Tree, Inc. *	313,525
9,815	Walgreens Boots Alliance, Inc.	516,367
		3,104,995
	RETAIL - DISCRETIONARY - 0.8%
1,584	Lululemon Athletica, Inc. *	578,112
988	O’Reilly Automotive, Inc. *	559,415
4,626	Ross Stores, Inc.	573,624
		1,711,151
	SEMICONDUCTORS - 12.6%
15,598	Advanced Micro Devices, Inc. *	1,465,120
4,799	Analog Devices, Inc.	826,196
11,922	Applied Materials, Inc.	1,697,693
5,154	Broadcom, Inc.	2,457,633
56,605	Intel Corporation	3,177,805
2,027	KLA Corporation	657,174
1,869	Lam Research Corporation	1,216,158
6,309	Marvell Technology Group Ltd.	368,004
3,491	Maxim Integrated Products, Inc.	367,812
3,066	Microchip Technology, Inc.	459,103

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021

Shares		Fair Value
	SEMICONDUCTORS (continued) - 12.6%
14,598	Micron Technology, Inc. *	$1,240,538
7,765	NVIDIA Corporation	6,212,776
3,618	NXP Semiconductors NV	744,295
14,911	QUALCOMM, Inc.	2,131,229
2,135	Skyworks Solutions, Inc.	409,386
12,354	Texas Instruments, Inc.	2,375,674
3,294	Xilinx, Inc.	476,444
		26,283,040
	SOFTWARE - 13.9%
6,289	Adobe, Inc. *	3,683,090
1,097	ANSYS, Inc. *	380,725
1,506	Atlassian Corporation PLC *	386,831
2,878	Autodesk, Inc. *	840,088
3,597	Cadence Design Systems, Inc. *	492,141
3,980	Cerner Corporation	311,077
1,874	Crowdstrike Holdings, Inc. *	470,955
2,025	DocuSign, Inc.*	566,129
1,857	Fortinet, Inc.*	442,319
3,276	Intuit, Inc.	1,605,797
64,604	Microsoft Corporation	17,501,224
1,178	Okta, Inc. *	288,233
1,970	Splunk, Inc. *	284,823
1,946	Synopsys, Inc. *	536,687
2,182	Workday, Inc. *	520,931
1,527	Zoom Video Communications, Inc. *	590,995
		28,902,045
	TECHNOLOGY HARDWARE - 9.8%
128,186	Apple, Inc.	17,556,355
52,364	Cisco Systems, Inc.	2,775,292
		20,331,647
	TECHNOLOGY SERVICES - 3.7%
5,292	Automatic Data Processing, Inc.	1,051,097
7,233	Cognizant Technology Solutions Corporation	500,958
4,700	CoStar Group, Inc. *	389,254
7,333	Fiserv, Inc. *	783,824
4,243	Paychex, Inc.	455,274
15,457	PayPal Holdings, Inc. *	4,505,406
		7,685,813
	TELECOMMUNICATIONS - 0.3%
5,075	T-Mobile US, Inc. *	735,012

	TRANSPORTATION & LOGISTICS - 0.6%
30,711	CSX Corporation	985,209
1,332	Old Dominion Freight Line, Inc.	338,062
		1,323,271
	TRANSPORTATION EQUIPMENT - 0.2%
4,551	PACCAR, Inc.	406,177

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021

Shares		Fair Value
	WHOLESALE - DISCRETIONARY - 0.2%
2,673	Copart, Inc.*	$352,382

	TOTAL COMMON STOCKS (Cost $115,944,686)	162,867,928

	EXCHANGE TRADED FUNDS - 21.8%
	EQUITY - LARGE-CAP BLEND - 21.8%
65,278	ProShares Ultra QQQ *	4,687,613
332,738	ProShares UltraPro QQQ *	40,760,405
	TOTAL EXCHANGE TRADED FUNDS (Cost $22,707,668)	45,448,018

	TOTAL INVESTMENTS - 99.9% (Cost $138,652,354)	$208,315,946
	OTHER ASSETS LESS LIABILITIES - 0.1%	117,238
	NET ASSETS - 100.0%	$208,433,184

*	Non-income producing security.

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

PLC - Public Limited Company

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS
June 30, 2021

Shares		Fair Value
	COMMON STOCKS - 79.4%
	AEROSPACE & DEFENSE - 1.2%
1,152	General Dynamics Corporation	$216,876
984	L3Harris Technologies, Inc.	212,692
1,066	Lockheed Martin Corporation	403,321
664	Northrop Grumman Corporation	241,318
7,066	Raytheon Technologies Corporation	602,800
2,573	The Boeing Company *	616,388
236	TransDigm Group, Inc. *	152,760
		2,446,155
	APPAREL & TEXTILE PRODUCTS - 0.5%
5,624	NIKE, Inc.	868,852
1,514	VF Corp.	124,208
		993,060
	ASSET MANAGEMENT - 0.7%
476	BlackRock, Inc.	416,486
1,019	T Rowe Price Group, Inc.	201,731
3,055	The Blackstone Group, Inc.	296,763
5,521	The Charles Schwab Corporation	401,984
		1,316,964
	AUTOMOTIVE - 1.7%
17,863	Ford Motor Company *	265,444
5,718	General Motors Company *	338,334
4,127	Tesla, Inc. *	2,805,122
		3,408,900
	BANKING - 3.3%
36,581	Bank of America Corporation	1,508,235
9,934	Citigroup, Inc.	702,831
767	First Republic Bank	143,559
13,853	JPMorgan Chase & Company	2,154,696
1,813	The PNC Financial Services Group, Inc.	345,848
6,289	Truist Financial Corporation	349,039
6,566	US Bancorp	374,065
18,184	Wells Fargo & Company	823,553
		6,401,826
	BEVERAGES - 1.2%
1,332	Brown-Forman Corporation	99,820
703	Constellation Brands, Inc.	164,425
1,706	Monster Beverage Corporation *	155,843
6,433	PepsiCo, Inc.	953,178
17,905	The Coca-Cola Company	968,839
		2,342,105
	BIOTECHNOLOGY & PHARMACEUTICAL - 4.6%
7,913	AbbVie, Inc.	891,320
1,015	Alexion Pharmaceuticals, Inc. *	186,466
2,670	Amgen, Inc.	650,812
744	Biogen, Inc. *	257,625
769	BioMarin Pharmaceutical, Inc. *	64,165
10,356	Bristol-Myers Squibb Company	691,988
3,830	Eli Lilly and Company	879,062

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021

Shares		Fair Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 4.6%
5,932	Gilead Sciences, Inc.	$408,477
851	Incyte Corporation *	71,595
12,222	Johnson & Johnson	2,013,452
11,633	Merck & Company, Inc.	904,698
1,164	Organon & Company *	35,223
25,398	Pfizer, Inc.	994,586
345	Regeneron Pharmaceuticals, Inc. *	192,696
526	Seagen, Inc. *	83,045
1,166	Vertex Pharmaceuticals, Inc. *	235,101
3,152	Viatris, Inc.	45,042
2,139	Zoetis, Inc.	398,624
		9,003,977
	CABLE & SATELLITE - 1.0%
784	Charter Communications, Inc. *	565,617
21,186	Comcast Corporation	1,208,026
666	Liberty Broadband Corporation *	115,658
		1,889,301
	CHEMICALS - 0.8%
1,001	Air Products & Chemicals, Inc.	287,968
3,406	Corteva, Inc.	151,056
3,446	Dow, Inc.	218,063
3,404	Dupont De Nemours, Inc.	263,504
1,183	Ecolab, Inc.	243,662
1,078	PPG Industries, Inc.	183,012
1,090	The Sherwin-Williams Company	296,970
		1,644,235
	COMMERCIAL SUPPORT SERVICES - 0.3%
372	Cintas Corporation	142,104
964	Republic Services, Inc.	106,050
1,964	Waste Management, Inc.	275,176
		523,330
	CONTAINERS & PACKAGING - 0.1%
1,495	Ball Corp.	121,125

	DIVERSIFIED INDUSTRIALS - 1.3%
2,673	3M Co.	530,938
1,873	Eaton Corp. PLC	277,541
2,784	Emerson Electric Company	267,932
40,134	General Electric Company	540,204
3,291	Honeywell International, Inc.	721,881
1,292	Illinois Tool Works, Inc.	288,839
		2,627,335
	E-COMMERCE DISCRETIONARY - 4.3%
2,368	Amazon.com, Inc.*	8,146,299
3,495	eBay, Inc.	245,384
		8,391,683
	ELECTRIC UTILITIES - 1.8%
1,106	Ameren Corporation	88,524
2,281	American Electric Power Company, Inc.	192,950

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021

Shares		Fair Value
	ELECTRIC UTILITIES (continued) - 1.8%
1,299	CMS Energy Corporation	$76,745
1,526	Consolidated Edison, Inc.	109,445
3,793	Dominion Energy, Inc.	279,051
868	DTE Energy Company	112,493
3,392	Duke Energy Corporation	334,858
1,684	Edison International	97,369
895	Entergy Corporation	89,231
1,519	Eversource Energy	121,885
4,470	Exelon Corporation	198,066
2,479	FirstEnergy Corporation	92,244
9,114	NextEra Energy, Inc.	667,874
3,533	PPL Corporation	98,818
2,314	Public Service Enterprise Group, Inc.	138,238
1,331	Sempra Energy	176,331
4,847	The Southern Company	293,292
1,431	WEC Energy Group, Inc.	127,287
2,388	Xcel Energy, Inc.	157,321
		3,452,022
	ELECTRICAL EQUIPMENT - 0.9%
1,014	AMETEK, Inc.	135,369
2,612	Amphenol Corporation	178,687
1,412	Fortive Corporation	98,473
3,517	Joshnson Controls International PLC	241,372
843	Keysight Technologies, Inc. *	130,168
2,071	Otis Worldwide Corporation	169,346
493	Rockwell Automation, Inc.	141,008
456	Roper Technologies, Inc.	214,411
1,512	TE Connectivity Ltd.	204,437
1,119	Trane Technologies PLC	206,053
		1,719,324
	ENTERTAINMENT CONTENT - 1.0%
3,435	Activision Blizzard, Inc.	327,836
1,296	Electronic Arts, Inc.	186,404
8,551	The Walt Disney Company *	1,503,009
		2,017,249
	FOOD - 0.6%
2,187	Conagra Brands, Inc.	79,563
2,803	General Mills, Inc.	170,787
1,177	Kellogg Company	75,716
1,092	McCormick & Company, Inc.	96,445
6,545	Mondelez International, Inc.	408,670
664	The Hershey Company	115,656
2,979	The Kraft Heinz Company	121,484
1,289	Tyson Foods, Inc.	95,077
		1,163,398
	GAS & WATER UTILITIES - 0.1%
802	American Water Works Co, Inc.	123,612

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021

Shares		Fair Value
	HEALTHCARE FACILITIES & SERVICES - 2.1%
1,127	Anthem, Inc.	$430,289
2,560	Centene Corporation *	186,701
1,650	Cigna Corporation	391,166
5,957	CVS Health Corporation	497,052
1,193	HCA Healthcare, Inc.	246,641
574	Humana, Inc.	254,121
805	IQVIA Holdings, Inc. *	195,068
743	McKesson Corporation	142,091
4,321	UnitedHealth Group, Inc.	1,730,301
		4,073,430
	HOME CONSTRUCTION - 0.1%
1,519	DR Horton, Inc.	137,272

	HOUSEHOLD PRODUCTS - 1.3%
1,102	Church & Dwight Company, Inc.	93,912
3,964	Colgate-Palmolive Company	322,471
1,538	Kimberly-Clark Corporation	205,754
553	The Clorox Company	99,490
911	The Estee Lauder Companies, Inc.	289,771
11,398	The Procter & Gamble Company	1,537,932
		2,549,330
	INDUSTRIAL SUPPORT SERVICES - 0.1%
2,591	Fastenal Co.	134,732

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
1,596	CME Group, Inc.	339,437
2,441	Intercontinental Exchange, Inc.	289,747
5,587	Morgan Stanley	512,272
1,529	State Street Corporation	125,806
3,752	The Bank of New York Mellon Corporation	192,215
1,506	The Goldman Sachs Group, Inc.	571,572
		2,031,049
	INSURANCE - 1.9%
3,089	Aflac, Inc.	165,756
3,862	American International Group, Inc.	183,831
6,258	Berkshire Hathaway, Inc. *	1,739,223
1,791	Chubb Ltd.	284,662
2,290	Marsh & McLennan Companies, Inc.	322,157
3,281	MetLife, Inc.	196,368
1,837	Prudential Financial, Inc.	188,237
1,422	The Allstate Corporation	185,486
2,636	The Progressive Corporation	258,882
1,157	The Travelers Companies, Inc.	173,214
554	Willis Towers Watson plc	127,431
		3,825,247
	INTERNET MEDIA & SERVICES - 7.1%
1,490	Alphabet, Inc. - Class A *	3,638,267
1,449	Alphabet, Inc. - Class C *	3,631,658
160	Booking Holdings, Inc.*	350,094

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021

Shares		Fair Value
	INTERNET MEDIA & SERVICES (continued) - 7.1%
12,176	Facebook, Inc. *	$4,233,717
339	IAC/InterActiveCorporation *	52,264
702	Match Group, Inc. *	113,198
2,003	Netflix, Inc. *	1,058,005
4,548	Snap, Inc. *	309,901
3,517	Twitter, Inc. *	242,005
5,087	Uber Technologies, Inc. *	254,960
450	VeriSign, Inc. *	102,460
		13,986,529
	LEISURE FACILITIES & SERVICES - 1.1%
120	Chipotle Mexican Grill, Inc. *	186,041
1,232	Hilton Worldwide Holdings, Inc. *	148,604
1,641	Las Vegas Sands Corporation *	86,464
1,189	Marriott International, Inc. *	162,322
3,504	McDonald’s Corporation	809,389
5,395	Starbucks Corporation	603,215
1,384	Yum! Brands, Inc.	159,202
		2,155,237
	MACHINERY - 0.7%
2,527	Caterpillar, Inc.	549,951
1,416	Deere & Company	499,437
576	Parker-Hannifin Corporation	176,895
674	Stanley Black & Decker, Inc.	138,163
		1,364,446
	MEDICAL EQUIPMENT & DEVICES - 3.3%
7,925	Abbott Laboratories	918,745
1,385	Agilent Technologies, Inc.	204,717
2,316	Baxter International, Inc.	186,438
1,213	Becton Dickinson and Company	294,989
6,355	Boston Scientific Corporation *	271,740
2,805	Danaher Corporation	752,750
373	DexCom, Inc. *	159,271
2,752	Edwards Lifesciences Corporation *	285,025
356	IDEXX Laboratories, Inc. *	224,832
659	Illumina, Inc. *	311,845
494	Intuitive Surgical, Inc. *	454,302
6,086	Medtronic PLC	755,455
106	Mettler-Toledo International, Inc. *	146,846
645	ResMed, Inc.	159,005
1,420	Stryker Corporation	368,817
1,765	Thermo Fisher Scientific, Inc.	890,390
904	Zimmer Biomet Holdings, Inc.	145,381
		6,530,548
	METALS & MINING - 0.1%
3,633	Newmont Goldcorp Corporation	230,260

	OIL & GAS PRODUCERS - 1.8%
8,589	Chevron Corporation	899,612
4,960	ConocoPhillips	302,064

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021

Shares		Fair Value
	OIL & GAS PRODUCERS (continued) - 1.8%
2,702	EOG Resources, Inc.	$225,455
19,755	Exxon Mobil Corporation	1,246,145
8,909	Kinder Morgan, Inc.	162,411
3,025	Marathon Petroleum Corporation	182,770
1,974	Phillips 66	169,409
5,702	The Williams Companies, Inc.	151,388
1,907	Valero Energy Corporation	148,899
		3,488,153
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
6,451	Schlumberger Ltd.	206,497

	REAL ESTATE INVESTMENT TRUSTS - 1.6%
552	Alexandria Real Estate Equities, Inc.	100,431
2,026	American Tower Corporation	547,304
642	AvalonBay Communities, Inc.	133,979
1,909	Crown Castle International Corporation	372,446
1,180	Digital Realty Trust, Inc.	177,543
362	Equinix, Inc.	290,541
1,698	Equity Residential	130,746
269	Essex Property Trust, Inc.	80,703
3,391	Prologis, Inc.	405,326
676	Public Storage	203,266
1,529	Realty Income Corporation	102,045
470	SBA Communications Corporation	149,789
1,477	Simon Property Group, Inc.	192,719
1,913	Welltower, Inc.	158,970
		3,045,808
	RETAIL - CONSUMER STAPLES - 1.5%
1,977	Costco Wholesale Corporation	782,240
1,157	Dollar General Corporation	250,363
1,093	Dollar Tree, Inc. *	108,754
2,317	Target Corporation	560,112
3,475	The Kroger Company	133,127
3,409	Walgreens Boots Alliance, Inc.	179,347
6,431	Walmart, Inc.	906,900
		2,920,843
	RETAIL - DISCRETIONARY - 1.8%
106	AutoZone, Inc. *	158,175
1,021	Best Buy Company, Inc.	117,395
3,419	Lowe’s Companies, Inc.	663,183
329	O’Reilly Automotive, Inc. *	186,283
1,597	Ross Stores, Inc.	198,028
5,688	The Home Depot, Inc.	1,813,846
5,111	The TJX Companies, Inc.	344,584
		3,481,494
	SEMICONDUCTORS - 4.5%
5,432	Advanced Micro Devices, Inc. *	510,228
1,642	Analog Devices, Inc.	282,687
4,148	Applied Materials, Inc.	590,675

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021

Shares		Fair Value
	SEMICONDUCTORS (continued) - 4.5%
1,790	Broadcom, Inc.	$853,544
19,757	Intel Corporation	1,109,158
677	KLA Corporation	219,490
643	Lam Research Corporation	418,400
2,992	Marvell Technology Group Ltd.	174,523
1,064	Microchip Technology, Inc.	159,323
5,075	Micron Technology, Inc. *	431,274
2,691	NVIDIA Corporation	2,153,069
5,198	QUALCOMM, Inc.	742,950
744	Skyworks Solutions, Inc.	142,662
4,234	Texas Instruments, Inc.	814,198
1,122	Xilinx, Inc.	162,286
		8,764,467
	SOFTWARE - 8.7%
2,173	Adobe, Inc. *	1,272,596
697	Akamai Technologies, Inc. *	81,270
360	ANSYS, Inc. *	124,942
991	Autodesk, Inc. *	289,273
1,221	Cadence Design Systems, Inc. *	167,057
1,388	Cerner Corporation	108,486
535	Citrix Systems, Inc.	62,739
701	DocuSign, Inc.*	195,979
640	Fortinet, Inc. *	152,442
1,117	Intuit, Inc.	547,520
39,267	Microsoft Corporation	10,637,430
463	Okta, Inc. *	113,287
9,326	Oracle Corporation	725,936
430	Palo Alto Networks, Inc. *	159,552
334	RingCentral, Inc. *	97,054
3,962	salesforce.com, Inc. *	967,798
841	ServiceNow, Inc. *	462,172
665	Splunk, Inc. *	96,146
662	Synopsys, Inc. *	182,573
577	Veeva Systems, Inc. *	179,418
525	Vimeo, Inc. *	25,725
752	Workday, Inc. *	179,532
527	Zoom Video Communications, Inc.*	203,965
		17,032,892
	SPECIALTY FINANCE - 0.4%
2,792	American Express Company	461,322
2,118	Capital One Financial Corporation	327,633
		788,955
	TECHNOLOGY HARDWARE - 6.3%
79,970	Apple, Inc.	10,952,691
18,275	Cisco Systems, Inc.	968,575
3,513	Corning, Inc.	143,682
6,688	HP, Inc.	201,911
775	Motorola Solutions, Inc.	168,059
		12,434,918

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021

Shares		Fair Value
	TECHNOLOGY SERVICES - 5.1%
2,912	Accenture PLC	$858,428
1,832	Automatic Data Processing, Inc.	363,872
2,466	Cognizant Technology Solutions Corporation	170,795
1,430	CoStar Group, Inc. *	118,433
532	Equifax, Inc.	127,419
2,788	Fidelity National Information Services, Inc.	394,976
2,557	Fiserv, Inc. *	273,318
358	FleetCor Technologies, Inc. *	91,669
1,326	Global Payments, Inc.	248,678
1,685	IHS Markit Ltd.	189,832
4,118	International Business Machines Corporation	603,658
139	MarketAxess Holdings, Inc.	64,439
4,023	Mastercard, Inc.	1,468,757
712	Moody’s Corporation	258,007
347	MSCI, Inc.	184,979
1,475	Paychex, Inc.	158,267
5,393	PayPal Holdings, Inc. *	1,571,952
1,081	S&P Global, Inc.	443,696
1,545	Square, Inc. *	376,671
704	Verisk Analytics, Inc.	123,003
7,808	Visa, Inc.	1,825,667
		9,916,516
	TELECOMMUNICATIONS - 1.2%
33,174	AT&T, Inc.	954,748
1,789	T-Mobile US, Inc. *	259,101
19,243	Verizon Communications, Inc.	1,078,185
		2,292,034
	TOBACCO & CANNABIS - 0.6%
8,919	Altria Group, Inc.	425,258
7,337	Philip Morris International, Inc.	727,170
		1,152,428
	TRANSPORTATION & LOGISTICS - 1.2%
10,731	CSX Corporation	344,250
1,089	FedEx Corporation	324,881
1,176	Norfolk Southern Corporation	312,122
454	Old Dominion Freight Line, Inc.	115,225
3,113	Union Pacific Corporation	684,642
3,194	United Parcel Service, Inc.	664,256
		2,445,376
	TRANSPORTATION EQUIPMENT - 0.1%
664	Cummins, Inc.	161,890
1,582	PACCAR, Inc.	141,193
		303,083
	WHOLESALE - CONSUMER STAPLES - 0.2%
2,559	Archer-Daniels-Midland Company	155,075
2,363	Sysco Corporation	183,723
		338,798
	WHOLESALE - DISCRETIONARY - 0.1%
964	Copart, Inc.*	127,084

	TOTAL COMMON STOCKS (Cost $116,491,298)	155,343,027

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 20.3%
	EQUITY - LARGE-CAP BLEND - 20.3%
186,607	Direxion Daily S&P 500 Bull 3X	$19,888,574
174,801	ProShares UltraPro S&P 500	19,820,685
	TOTAL EXCHANGE TRADED FUNDS (Cost $21,009,558)	39,709,259

	TOTAL INVESTMENTS - 99.7% (Cost $137,500,856)	$195,052,286
	OTHER ASSETS LESS LIABILITIES - 0.3%	680,782
	NET ASSETS - 100.0%	$195,733,068

*	Non-income producing security.

PLC - Public Limited Company

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
ASSETS
Investment securities:
At cost	$138,652,354	$137,500,856
At fair value	$208,315,946	$195,052,286
Cash and cash equivalents	244,601	756,161
Dividends and interest receivable	21,352	78,141
Prepaid expenses	4,226	3,963
TOTAL ASSETS	208,586,125	195,890,551

LIABILITIES
Investment advisory fees payable	122,916	117,796
Payable to related parties	5,573	12,352
Accrued expenses and other liabilities	24,452	27,335
TOTAL LIABILITIES	152,941	157,483
NET ASSETS	$208,433,184	$195,733,068

Net Assets Consist Of:
Paid in capital	$141,218,717	$146,616,117
Accumulated earnings	67,214,467	49,116,951
NET ASSETS	$208,433,184	$195,733,068

Net Asset Value Per Share:
Net Assets	$208,433,184	$195,733,068
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,350,000	4,900,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$47.92	$39.95

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2021

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
INVESTMENT INCOME
Dividends (net of tax withholding of $901 and $1,341, respectively)	$972,614	$1,630,386
Interest	13	22
TOTAL INVESTMENT INCOME	972,627	1,630,408

EXPENSES
Investment advisory fees	1,143,192	1,036,289
Administrative services	86,257	92,529
Custodian fees	24,577	33,761
Audit fees	18,983	18,956
Professional fees	17,065	11,537
Transfer agent fees	16,026	20,816
Trustees fees and expenses	13,891	13,920
Legal fees	11,434	11,498
Printing and postage expenses	9,142	8,442
Insurance expense	2,078	2,077
Other expenses	15,350	15,578
TOTAL EXPENSES	1,357,995	1,265,403

NET EXPENSES	1,357,995	1,265,403

NET INVESTMENT INCOME (LOSS)	(385,368)	365,005

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	12,843,952	11,886,978
Net change in unrealized appreciation on investments	53,445,219	48,492,774
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	66,289,171	60,379,752

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,903,803	$60,744,757

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	June 30, 2021	June 30, 2020 (a)
FROM OPERATIONS
Net investment loss	$(385,368)	$(92,821)
Net realized gain (loss) on investments	12,843,952	(4,305,497)
Net change in unrealized appreciation on investments	53,445,219	16,218,373
Net increase in net assets resulting from operations	65,903,803	11,820,055

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(129,990)
Net decrease in net assets resulting from distributions to shareholders	—	(129,990)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	66,041,974	89,507,149
Cost of shares redeemed	(24,709,807)	—
Net increase in net assets resulting from shares of beneficial interest	41,332,167	89,507,149

TOTAL INCREASE IN NET ASSETS	107,235,970	101,197,214

NET ASSETS
Beginning of Period	101,197,214	—
End of Period	$208,433,184	$101,197,214

SHARE ACTIVITY
Shares Sold	1,650,000	3,350,000
Shares Redeemed	(650,000)	—
Net increase in shares of beneficial interest outstanding	1,000,000	3,350,000

(a)	The HCM Defender 100 Index ETF commenced operations on October 9, 2019.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	June 30, 2021	June 30, 2020 (a)
FROM OPERATIONS
Net investment income	$365,005	$185,985
Net realized gain (loss) on investments	11,886,978	(10,581,516)
Net change in unrealized appreciation on investments	48,492,774	9,058,656
Net increase (decrease) in net assets resulting from operations	60,744,757	(1,336,875)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	—	(3,090)
Total distributions paid	(307,200)	(88,110)
Net decrease in net assets resulting from distributions to shareholders	(307,200)	(91,200)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	59,784,644	93,234,042
Cost of shares redeemed	(16,295,100)	—
Net increase in net assets resulting from shares of beneficial interest	43,489,544	93,234,042

TOTAL INCREASE IN NET ASSETS	103,927,101	91,805,967

NET ASSETS
Beginning of Period	91,805,967	—
End of Period	$195,733,068	$91,805,967

SHARE ACTIVITY
Shares Sold	1,700,000	3,650,000
Shares Redeemed	(450,000)	—
Net increase in shares of beneficial interest outstanding	1,250,000	3,650,000

(a)	The HCM Defender 500 Index ETF commenced operations on October 9, 2019.

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Period Ended
	June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$30.21	$25.00
Activity from investment operations:
Net investment loss (2)	(0.10)	(0.04)
Net realized and unrealized gain on investments	17.81	5.31
Total from investment operations	17.71	5.27
Less distributions from:
Net investment income	—	(0.00	) (5)
Net realized gains	—	(0.06)
Total distributions	—	(0.06)
Net asset value, end of period	$47.92	$30.21
Market price, end of period	$47.97	$30.25
Total return (4)(8)	58.62%	21.11%
Market price total return	58.58%	21.27%
Net assets, at end of period (000s)	$208,433	$101,197
Ratio of gross expenses to average net assets (6)(7)	0.91%	1.02%
Ratio of net expenses to average net assets (6)(7)	0.91%	1.02%
Ratio of net investment loss to average net assets (6)(7)	(0.26)%	(0.18)%
Portfolio Turnover Rate (3)(8)	5%	150%

(1)	The HCM Defender 100 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents less than $0.005.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Period Ended
	June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$25.15	$25.00
Activity from investment operations:
Net investment income (2)	0.09	0.07
Net realized and unrealized gain on investments	14.79	0.13
Total from investment operations	14.88	0.20
Less distributions from:
Net investment income	(0.08)	(0.05)
Net realized gains	—	(0.00	) (5)
Return of capital	—	(0.00	) (5)
Total distributions	(0.08)	(0.05)
Net asset value, end of period	$39.95	$25.15
Market price, end of period	$40.00	$25.12
Total return (4)(8)	59.23%	0.78%
Market price total return	59.62%	0.66%
Net assets, at end of period (000s)	$195,733	$91,806
Ratio of gross expenses to average net assets (6)(7)	0.94%	1.14%
Ratio of net expenses to average net assets (6)(7)	0.94%	1.14%
Ratio of net investment income to average net assets (6)(7)	0.27%	0.40%
Portfolio Turnover Rate (3)(8)	3%	128%

(1)	The HCM Defender 500 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents less than $0.005.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

1.	ORGANIZATION

The HCM Defender 100 Index ETF (“QQH”) and the HCM Defender 500 Index ETF (“LGH”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. QQH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 100 Index. LGH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 500 Index. The investment objectives are non-fundamental. QQH and LGH commenced operations on October 9, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants, such as a valuation

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021 for the Funds’ assets measured at fair value:

HCM Defender 100 Index ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$162,867,928	$—	$—	$162,867,928
Exchange Traded Funds	45,448,018	—	—	45,448,018
Total	$208,315,946	$—	$—	$208,315,946

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2021

HCM Defender 500 Index ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$155,343,027	$—	$—	$155,343,027
Exchange Traded Funds	39,709,259	—	—	39,709,259
Total	$195,052,286	$—	$—	$195,052,286

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for QQH and LGH. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year June 30, 2020, or expected to be taken in the Funds’ June 30, 2021 tax returns.

The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. There were no realized gains or losses on foreign currency during the year ended June 30, 2021.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$7,438,103	$7,057,430
LGH	$4,206,105	$3,412,921

For the year ended June 30, 2021, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$65,546,171	$25,078,186
LGH	$58,881,268	$16,414,089

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.77% of each Fund’s average daily net assets. For the year ended June 30, 2021, the Adviser earned $1,143,192, and $1,036,289 in advisory fees for QQH and LGH, respectively.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Gemini Fund Services, LLC (“GFS”) – GFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for both QQH and LGH. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds’ are listed in the table below:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
HCM Defender 100 Index ETF	$500	2.00%*
HCM Defender 500 Index ETF	$1,000	2.00%*

*    The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2021 and June 30, 2020 was as follows:

For the Year Ended June 30, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$—	$—	$—	$—	$—
HCM Defender 500 Index ETF	307,200	—	—	—	307,200

For the Period Ended June 30, 2020:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$126,900	$—	$3,090	$—	$129,990
HCM Defender 500 Index ETF	91,198	2	—	—	91,200

As of June 30, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings
HCM Defender 100 Index ETF	$—	$—	$—	$(269,367)	$(2,179,758)	$—	69,663,592	$67,214,467
HCM Defender 500 Index ETF	—	146,683	—	—	(8,597,473)	—	57,567,741	49,116,951

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income, and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales and C-corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
HCM Defender 100 Index ETF	$269,367
HCM Defender 500 Index ETF	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Defender 100 Index ETF	$2,179,758	$—	$2,179,758	$—
HCM Defender 500 Index ETF	8,597,473	—	8,597,473	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, the tax adjustments for prior year tax returns and reclassification of Fund distributions, resulted in reclassification for the year ended June 30, 2021 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Losses
HCM Defender 100 Index ETF	$10,396,274	$(10,396,274)
HCM Defender 500 Index ETF	9,908,582	(9,908,582)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Unrealized	Unrealized	Net Unrealized
Portfolio	Tax Cost	Appreciation	Depreciation	Appreciation
HCM Defender 100 Index ETF	$138,652,354	$70,339,637	$(676,045)	$69,663,592
HCM Defender 500 Index ETF	137,484,545	57,982,102	(414,361)	57,567,741

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of HCM Defender 100 Index ETF and HCM Defender 500 Index ETF

and the Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of HCM Defender 100 Index ETF and HCM Defender 500 Index ETF (collectively, the Funds), including the portfolio of investments, as of June 30, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period October 9, 2019 (commencement of operations) through June 30, 2020, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for the year then ended and for the period October 9, 2019 (commencement of operations) through June 30, 2020. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2021, the results of their operations for the year then ended, the changes in net assets and financial highlights for the year then ended and for the period October 9, 2019 (commencement of operations) through June 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of June 30, 2021, by correspondence with the custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Howard Capital Management, Inc. investment companies since 2015.

Denver, Colorado

August 30, 2021

The HCM ETF’s
EXPENSE EXAMPLES (Unaudited)
June 30, 2021

As a shareholder of the HCM ETFs, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid During	Expenses Paid During
	Account Value	Account Value	Period*	Period**
Actual	1/1/2021	6/30/2021	1/1/2021 - 6/30/2021	1/1/2021 - 6/30/2021
HCM Defender 100 Index ETF	$1,000.00	$1,171.40	$4.94	0.92%
HCM Defender 500 Index ETF	$1,000.00	$1,211.30	$5.10	0.93%

	Beginning	Ending	Expenses Paid During	Expenses Paid During
Hypothetical	Account Value	Account Value	Period*	Period**
(5% return before expenses)	1/1/2021	6/30/2021	1/1/2021 - 6/30/2021	1/1/2021 - 6/30/2021
HCM Defender 100 Index ETF	$1,000.00	$1,020.25	$4.59	0.92%
HCM Defender 500 Index ETF	$1,000.00	$1,020.18	$4.66	0.93%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

“Hypothetical” expense information is presented on the basis of the full one- half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).

**	Annualized.

THE HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
JUNE 30, 2021

Renewal of Advisory Agreement – HCM Defender 100 Index ETF and HCM Defender 500 Index ETF *

In connection with a meeting held on February 16-17, 2021, the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Adviser and the Trust, with respect to HCM Defender 100 Index ETF (“HCM 100”) and HCM Defender 500 Index ETF (“HCM 500” and collectively, the “HCM Funds”). In considering the renewal of the Advisory Agreements, the Board reviewed materials specifically relating to the HCM Funds and the Advisory Agreements.

The Board discussed the Adviser’s presentation and materials. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreements.

Nature, Extent and Quality of Services. The Board recognized that the Adviser had approximately $2.3 billion in total assets under management. The Board noted the broad investment experience and academic credentials of the Adviser’s investment personnel. The Board discussed how the Adviser utilized a proprietary quantitative model to determine when and in which market sectors HCM Funds should be invested and augmented its models with third-party research on interest rate direction, international markets and macroeconomic factors. The Board reviewed the Adviser’s risk management plan that employed stop losses, closely monitored the market during times of market growth, and used mathematical market ratios in an effort to avoid major market downturns. The Board noted that the Adviser had defined inputs in its proprietary model to ensure compliance with each HCM Fund’s investment limitations, and that trades were verified weekly by the Adviser’s chief compliance officer and two third-party compliance consultants. The Board observed that the Adviser selected broker/dealers on the basis of best execution and had sufficient insurance coverage.

With respect to HCM 100 and HCM 500, the Board observed that the Adviser monitored bid/ask spreads, share price, NAV per share and volume during market hours. The Board discussed that the Adviser reviewed the quality of creation and redemption units each time shares are created or redeemed and that tracking error was monitored on a real time basis. The Board recognized that HCM 100 and HCM 500 were monitored using a checklist designed specifically for oversight of exchange traded funds.

The Board concluded that it could expect the Adviser to continue providing quality service to HCM Funds and their respective shareholders.

THE HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
JUNE 30, 2021

Performance.

HCM 100—The Board commented that HCM 100 had slightly outperformed its custom index and had significantly outperformed its Morningstar category over the 1-year and since inception periods. The Board noted that HCM 100 had posted strong double-digit returns for both periods. The Board concluded that the Adviser was achieving HCM 100’s investment objective and provided reasonable returns to HCM 100 and its shareholders.

HCM 500—The Board noted that HCM 500 had slightly trailed its custom index while performing on par with its Morningstar category over the 1-year and since inception periods. The Board noted that HCM 500 had posted positive returns for both periods. The Board concluded that the Adviser was achieving HCM 500’s investment objective and provided reasonable returns to HCM 500 and its shareholders.

Fees and Expenses.

HCM 100—The Board observed that the advisory fee for HCM 100 was the highest of its peer group and its Morningstar category. The Board recognized that the net expense ratio of HCM 100 was the highest of its peer group, but below the high of the Morningstar category. The Board considered the Adviser’s explanation that its proprietary model had been developed over many years and was very effective at predicting trends. The Board discussed that the Adviser believed the use of its proprietary model commanded a premium. The Board concluded that the advisory fee for HCM 100 was not unreasonable.

HCM 500—The Board observed that the advisory fee and net expense ratio for HCM 500 was the highest of its peer group and its Morningstar category. The Board considered the Adviser’s explanation that its proprietary model had been developed over many years and was very effective at predicting trends. The Board discussed that the Adviser believed the use of its proprietary model commanded a premium. The Board concluded that the advisory fee for HCM 500 was not unreasonable.

Economies of Scale.

The Board discussed the size of HCM 100 and HCM 500 and their prospects for growth and concluded that it appeared that neither had achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted the Adviser was willing to discuss the implementation of breakpoints if the Adviser were to achieve material economies of scale related to HCM 100’s or HCM 500’s operations. The Board agreed to monitor and revisit this issue should it be necessary.

Profitability . The Board reviewed the Adviser’s profitability analysis in connection with its advisory services provided to each of the HCM Funds and noted that the Adviser had earned a reasonable profit in connection with each HCM Fund. The Board concluded that the Adviser’s profitability for any of the HCM Funds was not excessive.

THE HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
JUNE 30, 2021

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that renewal of each Advisory Agreement was in the best interests of the HCM Funds and their respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the HCM Funds.

The HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended June 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

The HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2021

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. The business address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, NE 68154.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (since August 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President- Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15); AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015);PS Technology, Inc. (2010-2013).

*	As of June 30, 2021, the Trust was comprised of 32 active portfolios managed by 16 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

6/30/21-NLFT III-v1

The HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2021

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 1983	President	Since August 2017, indefinite	Senior Vice President and Senior Managing Counsel, Gemini Fund Services, LLC, (since 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (2017-2020); Vice President and Counsel (2016- 2017) and AVP and Staff Attorney (2012-2016).
Brian Curley 1970	Treasurer	Since February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 1981	Secretary	Since November 2013, indefinite	Vice President and Managing Counsel, Gemini Fund Services, LLC (since 2020); Vice President and Counsel, Gemini Fund Services, LLC (2017-2020), Assistant Vice President, Gemini Fund Services, LLC (2014- 2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009- 2011); Assistant Director, FINRA (2000-2009).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-969-8464.

6/30/21-NLFT III-v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

HCMETFS-AR21

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2021 – $31,000

2020 – $31,000

(b)	Audit-Related Fees

2021 – None

2020 – None

(c)	Tax Fees

2021 – $6,800

2020 – $6,800

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2021 - None

2020 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2021	2020
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2021 - $0,000

2020 - $0,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 9/8/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 9/8/21

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/8/21